Consolidated Income Statements (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues
Lease revenue	$ 997,147		$ 1,050,536		$ 902,320	[1]
Net gain on sale of assets	(46,421)		9,284		36,204	[1]
Management fee revenue	17,311		19,059		12,975	[1]
Interest revenue	2,471		2,761		3,913	[1]
Other revenue	2,012		12,283		3,866	[1]
Total Revenues	972,520		1,093,923		959,278	[1]
Expenses
Depreciation	357,347		361,210		307,706	[1]
Asset impairment	12,625		15,594		10,905	[1]
Interest on debt	286,019		292,486		233,985	[1]
Operating lease-in costs	6,119		12,069		12,332
Leasing expenses	72,122		58,432		55,458
Provision for doubtful accounts			3,335		39
Selling, general and administrative expenses	83,409	[2]	120,746	[2]	80,627	[1],[2]
Total Expenses	817,641		863,872		701,052	[1]
Income from continuing operations before income taxes and income of investments accounted for under the equity method	154,879		230,051		258,226	[1]
Provision for income taxes	(8,067)		(15,460)		(22,194)	[1]
Net income of investments accounted for under the equity method	11,630		10,904		3,713	[1]
Net Income from continuing operations	158,442		225,495		239,745	[1]
Income (loss) from discontinued operations (AeroTurbine, including loss on disposal), net of tax			(52,745)		(3,199)	[1]
Bargain purchase gain ("Amalgamation gain"), net of transaction expenses					274	[1]
Net Income	158,442		172,750	[3]	236,820	[1],[4]
Net income attributable to non-controlling interest	5,213		(526)		(29,247)	[1]
Net income attributable to AerCap Holdings N.V.	$ 163,655		$ 172,224		$ 207,573	[1]
Total earnings per share, basic and diluted	$ 1.24		$ 1.17		$ 1.81	[1]
Earnings (loss) per share from discontinued operations, basic and diluted			$ (0.36)		$ (0.03)	[1]
Earnings per share from continued operations attributable to AerCap Holdings N.V., basic and diluted	$ 1.24		$ 1.53		$ 1.84	[1]
Weighted average shares outstanding, basic and diluted	131,492,057		146,587,752		114,952,639	[1]

[1]	Includes the results of Genesis for the period from March 25, 2010 (date of acquisition) to December 31, 2010.
[2]	Includes share based compensation of $2.9 million ($2.5 million, net of tax), $6.2 million ($5.4 million, net of tax) and $7.1 million ($6.3 million, net of tax) in the years ended December 31, 2010, 2011 and 2012 respectively.
[3]	Reclassifications of $0.6 million and $0.7 million relating to capitalized interest on pre-delivery payments have been made from net cash provided from operating activities to net cash used in investing activities for the years ended December 31, 2010 and 2011, respectively, to reflect the current year presentation.
[4]	The Amalgamation gain, net of transaction expenses of $274, as presented in the consolidated income statement, consists of the Amalgamation gain of $31,023, as presented in the consolidated statement of cash flow and transaction expenses of $30,749 (Note 1).